Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 11,227,000	$ 11,597,000
Accumulated depreciation	5,833,000	5,751,000
Net property and equipment	5,394,000	5,846,000
Depreciation expense	303,000	392,000
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,112,000	1,188,000
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	184,000	214,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	6,249,000	6,483,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,682,000	$ 3,712,000